Cover	Jun. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2026
Entity File Number	811-21423
Entity Registrant Name	The Gabelli Dividend & Income Trust
Entity Central Index Key	0001260729
Entity Tax Identification Number	80-0080998
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	800
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GDV
Security Exchange Name	NYSE
Series H Cumulative Preferred Shares
Title of 12(b) Security	Series H Cumulative Preferred Shares
Trading Symbol	GDV Pr H
Security Exchange Name	NYSE
Series K Cumulative Preferred Shares
Title of 12(b) Security	Series K Cumulative Preferred Shares
Trading Symbol	GDV Pr K
Security Exchange Name	NYSE